Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss for the period	$ (5,380)	$ (7,499)
Adjustments for operating activities:
Depreciation	33	27
Share-based compensation	245	355
Change in other receivables and prepaid expenses (short and long term)	684	470
Change in operating leases	0	19
Gain on lease termination	(35)	0
Change in trade payables	(288)	597
Change in accrued expenses	(915)	(877)
Change in employees and related expenses	(488)	(283)
Adjustments for operating activities	(764)	308
Net cash used in operating activities	(6,144)	(7,191)
Cash flows from investing activities
Decrease in bank deposits	4,278	2,801
Net cash provided by investing activities	4,278	2,801
Cash flows from financing activities
Exercise of Options	2	0
Issuance of shares	1,313	132
Net cash provided by financing activities	1,315	132
Decrease in cash, cash equivalents and restricted cash	(551)	(4,258)
Cash, cash equivalents and restricted cash at beginning of period	6,147	9,368
Cash, cash equivalents and restricted cash at end of period	5,596	5,110
Supplemental disclosure of non-cash investing and financing activities:
Accrued issuance expenses	$ 18	$ 0